EXHIBIT 99.9

CLARIFII DATA COMPARE REPORT

Loan ID	Redaction ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX	840263	XXXX	XXXX	Primary Appraised Property Value	propertyValuationPage	XXXX	XXXX	subject was listed for sale - used lower value
XXXX	840263	XXXX	XXXX	Calculated DSCR	diligenceFinalLookPage	XXXX	XXXX	Audit DSCR matches Lender DSCR from Worksheet/1008
XXXX	858145	XXXX	XXXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	XXXX	XXXX	DSCR